File No. 333-08685

File No. 811-09152

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. __	[ ]
Post-Effective Amendment No. 42	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 42	[X]

(Check appropriate box or boxes.)

Staar Investment Trust
(Exact Name of Registrant as Specified in Charter)

134 North 4th Street, 2nd Floor, Brooklyn, NY 11249
(Address of Principal Executive Office) (Zip Code)

+1 (212) 313-9501
Registrant's Telephone Number, including Area Code

Brett C. Boshco
134 North 4th Street, 2nd Floor
Brooklyn, NY 11249
(Name and Address of Agent for Service)

Please send copies of all communications to:
Jana L. Cresswell, Esq.
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103
(215) 564-8048

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this registration statement.

It is proposed that this filing will become effective (check appropriate box):

[X]	immediately upon filing pursuant to paragraph (b)
[ ]	on April 30, 2019 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on [Date] pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on [Date] pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and the State of New York on the 13th day of May, 2019.

Staar Investment Trust Registrant

By:	/s/Brett C. Boshco
Brett C. Boshco
Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

/s/Brett C. Boshco	May 13, 2019
Brett C. Boshco
Trustee, President and Treasurer

/s/Robert Weiss	May 13, 2019
Robert Weiss
Trustee

/s/Ann Chung	May 13, 2019
Ann Chung
Trustee

/s/Shiliang Tang	May 13, 2019
Shiliang Tang
Trustee

*By:	/s/Brett C. Boshco
Brett C. Boshco, Attorney-In-Fact (Pursuant to Powers of Attorney filed with Registrant’s registration statement on Form N-1A filed February 16, 2018.)

EXHIBIT INDEX

Exhibit Number	Description
EX-101.ins	XBRL Instance Document
EX-101.sch	XBRL Taxonomy Extension Schema Document
EX-101.cal	XBRL Taxonomy Extension Calculation Linkbase Document
EX-101.lab	XBRL Taxonomy Extension Labels Linkbase
EX-101.pre	XBRL Taxonomy Extension Presentation Linkbase Document
EX-101.def	XBRL Taxonomy Extension Definition Linkbase